INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of inventory	Inventory consisted of the following as of March 31, 2016 and December 31, 2015:
	March 31, 2016	December 31, 2015

Kiosks and accessories	$553,259	$668,567

	$553,259	$668,567

QPAGOS Corporation - Parent Company [Member]
Schedule of inventory

Inventory consisted of the following as of December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Kiosks and spare parts in transit	$-	$405,568
Kiosks	668,567	106,047
Spare parts	-	135,371
	$668,567	$646,985